Annual Total Returns[BarChart] - ProShares Short QQQ - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.82%)	(18.28%)	(28.66%)	(18.42%)	(12.26%)	(9.33%)	(24.82%)	(2.21%)	(27.61%)	(41.22%)